RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

27.    RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Name of Entity or individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Cash and cash equivalent	372	355

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	1,307	264
Payables in relation to cloud equipment and services from Tencent Group	85,887	63,945
SMS channel services from Tencent Group	265	230
	87,459	64,439

27.    RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(c)    Transactions with Related Parties

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Equipment purchased	1,208	—
Softwares purchased	—	1,553
Cloud service fee	46,029	92,149
SMS channel service fee	549	544
ESOP management service income	310	345
Other services	—	314
	48,096	94,905

The Group utilizes the cloud services, equipment and software provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media. The Group also earns revenue from Tencent Group by providing ESOP management service.

(d)   Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2021 and June 30, 2022, were payables to directors and officers of HK$44,480 thousand and HK$47,882 thousand, respectively. Revenue earned by providing brokerage services and margin loans to directors and officers and their spouses amounts to HK$952 thousand and HK$394 thousand for the six months ended June 30, 2021 and 2022, respectively.

27.    RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Name of Entity or individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Cash and cash equivalent	372	346

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	1,307	313
Payables in relation to cloud equipment and services from Tencent Group	85,887	53,080
SMS channel services from Tencent Group	265	209
Total	87,459	53,602

27.    RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(c)    Transactions with Related Parties

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Cloud service fee	75,575	132,952
Softwares purchased	1,524	1,468
SMS channel service fee	905	823
ESOP management service income	475	510
Other services	108	309
Equipment purchased	6,529	—
Total	85,116	136,062

The Group utilizes the cloud services, equipment and software provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media. The Group also earns revenue from Tencent Group by providing ESOP management service.

(d)    Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2021 and September 30, 2022, were payables to directors and officers of HK$44,480 thousand and HK$29,322 thousand, respectively. Revenue earned by providing brokerage services and margin loans to directors and officers and their spouses amounts to HK$1,255 thousand and HK$528 thousand for the nine months ended September 30, 2021 and 2022, respectively.